Subsidiary Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2025
Subsidiary Preferred Shares [Abstract]
Schedule of Subsidiary Preferred Shares, Minimum Liquidation Preference	As of December 31, 2025 and December 31, 2024, the minimum liquidation preference reflecting the amounts that would be payable to the subsidiary preferred holders upon a liquidation event of the subsidiaries, is as follows:

	2025 $	2024 $
Balance as of December 31,
Entrega	2,216	2,216
Follica	6,405	6,405
Total minimum liquidation preference	8,621	8,621

Schedule of Changes in the Value of Subsidiary Preferred Shares	For the years ended December 31, 2025 and 2024, the Group recognized the following changes in the value of subsidiary preferred shares:

	2025 $	2024 $

Balance as of January 1,	169	169
Issuance of Seaport preferred shares – financing cash flow	—	68,100
Increase in value of preferred shares measured at fair value – finance income	—	8,108
Deconsolidation of subsidiary - (Seaport)	—	(76,208)
Balance as of December 31,	169	169